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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: Sept. 30, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Matthews International Capital Management, LLC.
                 -----------------------------------------------
   Address:      Four Embarcadero Center, Suite 550
                 ----------------------------------
                 San Francisco, CA 94111
                 ----------------------------------

Form 13F File Number: 28-10629
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Downey H. Blount
         -------------------------------
Title:   Senior Vice President
         -------------------------------
Phone:   (415) 955 - 8122
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Downey H. Blount          San Francisco, CA      10-15-04
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-                                 N/A
       ---------------          ------------------------------------

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                 0
                                        --------------------

Form 13F Information Table Entry Total:           21
                                        --------------------

Form 13F Information Table Value Total:      208,151
                                        --------------------
                                            (thousands)


List of Other Included Managers:
          None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

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                      FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ---------- -------- --------------------------
                                                      VALUE    SHRS OR   SH/   PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL  DISCRETION MANAGERS    SOLE     SHARED   NONE
------------------------- ---------------- --------- -------- ---------- ---- ------ ---------- -------- ---------- -------- ------
CANON INC                 ADR              138006309    8,461    179,400 SH          Sole                   179,400
CHINA MOBILE HONG KONG
  LTD                     NOTE 2.25%11/05  16941MAA7   47,992 48,112,000 PRN         Sole                48,112,000
CHINA MOBILE HONG KONG
  LTD                     SPONSORED ADR    16941M109    9,583    626,350 SH          Sole                   626,350
CHINA UNICOM LTD          SPONSORED ADR    16945R104      126     16,200 SH          Sole                    16,200
CHUNGHWA TELECOM CO LTD   SPONSORED ADR    17133Q205   22,398  1,271,900 SH          Sole                 1,271,900
HONDA MOTOR LTD           AMERN SHS        438128308    6,282    257,900 SH          Sole                   257,900
HSBC HOLDINGS PLC         SPON ADR NEW     404280406   23,357    292,697 SH          Sole                   292,697
HUANENG PWR INTL INC      SPON ADR N       443304100   10,232    316,200 SH          Sole                   316,200
KOOKMIN BK NEW            SPONSORED ADR    50049M109    4,942    155,209 SH          Sole                   155,209
KOREA ELEC PWR            SPONSORED ADR    500631106    6,769    641,610 SH          Sole                   641,610
KT CORP                   SPONSORED ADR    48268K101   13,238    732,590 SH          Sole                   732,590
LG PHILIP LCD CO LTD      SPONS ADR REP    50186V102    1,706    112,600 SH          Sole                   112,600
NIPPON TELEG & TEL CORP   SPONSORED ADR    654624105    4,930    246,725 SH          Sole                   246,725
NTT DOCOMO INC            SPONS ADR        62942M201      364     21,400 SH          Sole                    21,400
PETROCHINA CO LTD         SPONSORED ADR    71646E100   11,085    206,190 SH          Sole                   206,190
SEMICONDUCTOR MANUFACT    SPONSORED ADR    81663N206    1,363    138,000 SH          Sole                   138,000
SHINHAN FINL GROUP CO LTD SPN ADR RESTRD   824596100      207      5,990 SH          Sole                     5,990
SINA CORP                 ORD              G81477104    5,679    222,800 SH          Sole                   222,800
SK TELECOM LTD            SPONSORED ADR    78440P108   14,934    767,800 SH          Sole                   767,800
TAIWAN SEMICONDUCTOR MFG
  LTD                     SPONSORED ADR    874039100      102     14,231 SH          Sole                    14,231
PT TELEKOMUNIKASI
  INDONESIA               SPONSORED ADR    715684106   14,401    814,080 SH          Sole                   814,080

AGGREGATE COLUMN TOTALS                               208,151

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